MEMBERSHIP DEFICIT	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Equity [Abstract]
MEMBERSHIP DEFICIT

12. MEMBERSHIP DEFICIT

During the six months ended July 1, 2016, DJO issued 43,086 shares of its common stock upon the net exercise of vested stock options that had been granted to current and former employees in 2006 in exchange for options that had previously been granted in the predecessor company to DJO (“Rollover Options”). Our stock incentive plan permits participants to exercise stock options using a net exercise method. In a net exercise, we withhold from the total number of shares that otherwise would be issued to a participant upon exercise of the stock option such number of shares having a fair market value at the time of exercise equal to the aggregate option exercise price and applicable income tax withholdings, and remit the remaining shares to the participant. The current and former employees exercised these Rollover Options for a total of 312,925 shares of DJO’s common stock, from which we withheld 269,839 shares to cover $4.4 million of aggregate option exercise price and income tax withholdings and issued the remaining 43,086 shares.

13. MEMBERSHIP DEFICIT

During the year ended December 31, 2015, DJO issued 8,848 shares of its common stock upon the net exercise of vested stock options that had been granted to an employee in 2006 in exchange for options that had previously been granted in the predecessor company to DJO (Rollover Options). Our stock incentive plan permits participants to exercise stock options using a net exercise method. In a net exercise, we withhold from the total number of shares that otherwise would be issued to a participant upon exercise of the stock option such number of shares having a fair market value at the time of exercise equal to the aggregate option exercise price and applicable income tax withholdings, and remit the remaining shares to the participant. The employee exercised these Rollover Options for a total of 30,529 shares of DJO’s common stock, from which we withheld 21,681 shares to cover $0.4 million of aggregate option exercise price and income tax withholdings and issued the remaining 8,848 shares.

Additionally, during the year ended December 31, 2015, DJO issued 667 shares of its common stock upon the exercise of stock options. Net proceeds from the share sales were contributed by DJO to us, and are included in Member capital in our Consolidated Balance Sheet as of December 31, 2015.

During the year ended December 31, 2014, DJO issued 115,693 shares of its common stock upon the net exercise of vested stock options that had been granted to two former members of DJO’s Board of Directors in 2006 and to employees in 2007 in exchange for options that had previously been granted in the predecessor company to DJO (“Rollover Options”). Our stock incentive plan permits participants to exercise stock options using a net exercise method. In a net exercise, we withhold from the total number of shares that otherwise would be issued to a participant upon exercise of the stock option such number of shares having a fair market value at the time of exercise equal to the aggregate option exercise price and applicable income tax withholdings, and remit the remaining shares to the participant. The two former directors and employees exercised these Rollover Options for a total of 507,088 shares of DJO’s common stock, from which we withheld 391,395 shares to cover $6.5 million of aggregate option exercise price and income tax withholdings and issued the remaining 115,693 shares.

Additionally, during the year ended December 31, 2014, DJO issued 6,447 shares of its common stock upon the exercise of stock options. Net proceeds from the share sales were contributed by DJO to us, and are included in Member capital in our Consolidated Balance Sheet as of December 31, 2014.

During the year ended December 31, 2013, DJO issued 72,151 shares of common stock upon the net exercise of Rollover Options. During the year ended December 31, 2013, the net exercise method was employed by the participants to exercise Rollover Options to acquire 221,057 shares of our common stock; we withheld 148,906 of the shares subject to the Rollover Options to cover $2.5 million of aggregate option exercise price and income tax withholdings and issued the remaining 72,151 shares to the participants.

Additionally, during the year ended December 31, 2013, we entered into an agreement to repurchase Rollover Options from our former chief financial officer, upon her departure, which cancelled vested Rollover Options for 313,681 shares of common stock held by her. The $2.0 million amount to be paid represents the excess of the fair market value of the shares over the exercise price of the options. This amount is included as a reduction to Member capital in our Consolidated Balance Sheet as of December 31, 2013.

The proceeds from the DJO sales of shares were used for working capital purposes. All such sales were subject to execution of a stockholder agreement including certain rights and restrictions (See Note 17).